EQUITY - Schedule of equity portion is recognized under other equity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Face Value	$ 4,418,110,000	$ 5,003,534,000	$ 5,003,534,000	$ 13,298,486,000
Convertible Notes G, H, I
Disclosure of classes of share capital [line items]
Face Value			17,401,000
Adjustment to fair value Convertible Notes at the date of issue			(14,401,000)
Subtotal			(11,401,000)
Fair Value of Notes			3,000,000
Equity component at the date of issue	$ 0	$ 0	3,000,000
Convertible Notes G
Disclosure of classes of share capital [line items]
Face Value			17,401,000
Adjustment to fair value Convertible Notes at the date of issue			(14,401,000)
Subtotal			(11,401,000)
Fair Value of Notes			3,000,000
Equity component at the date of issue			3,000,000
Convertible Notes H
Disclosure of classes of share capital [line items]
Face Value			0
Adjustment to fair value Convertible Notes at the date of issue			0
Subtotal			0
Fair Value of Notes			0
Equity component at the date of issue			0
Convertible Notes I
Disclosure of classes of share capital [line items]
Face Value			0
Adjustment to fair value Convertible Notes at the date of issue			0
Subtotal			0
Fair Value of Notes			0
Equity component at the date of issue			$ 0